Segmented information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) branch segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment	4
Segment Reporting Information [Line Items]
Assets	$ 14,738,634	$ 13,921,575
Net interest income	317,599	345,702	$ 342,989
Provision for credit recoveries (losses)	(8,491)	184	6,991
Non-interest income	183,859	183,975	168,686
Net revenue before gains and losses	492,967	529,861	518,666
Gains and losses	1,222	2,767	(855)
Total net revenue	494,189	532,628	517,811
Total expenses	346,972	355,553	322,627
Net income	147,217	177,075	195,184
Customer
Segment Reporting Information [Line Items]
Net interest income	317,599	345,702	342,989
Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Operating Segments
Segment Reporting Information [Line Items]
Assets	15,264,315	14,202,595
Provision for credit recoveries (losses)	(8,491)	184	6,991
Non-interest income	189,592	197,405	177,114
Net revenue before gains and losses	498,700	543,291	527,094
Gains and losses	1,222	2,767	(855)
Total net revenue	499,922	546,058	526,239
Total expenses	352,705	368,983	331,055
Net income	147,217	177,075	195,184
Operating Segments | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	317,599	345,702	342,989
Operating Segments | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 0	0	0
Operating Segments | Bermuda
Segment Reporting Information [Line Items]
Number of branch locations | branch	3
Assets	$ 5,924,779	5,220,016
Provision for credit recoveries (losses)	(8,750)	(3,088)	6,823
Non-interest income	85,216	89,114	87,352
Net revenue before gains and losses	236,034	269,936	299,459
Gains and losses	1,970	2,172	(20)
Total net revenue	238,004	272,108	299,439
Total expenses	192,781	209,417	202,318
Net income	45,223	62,691	97,121
Operating Segments | Bermuda | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	158,790	182,674	202,901
Operating Segments | Bermuda | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 778	1,236	2,383
Operating Segments | Cayman
Segment Reporting Information [Line Items]
Number of branch locations | branch	3
Assets	$ 4,479,937	3,839,074
Provision for credit recoveries (losses)	483	1,893	1,297
Non-interest income	49,294	51,853	47,781
Net revenue before gains and losses	145,137	168,310	152,287
Gains and losses	491	570	349
Total net revenue	145,628	168,880	152,636
Total expenses	62,605	61,057	60,666
Net income	83,023	107,823	91,970
Operating Segments | Cayman | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	94,211	113,493	102,793
Operating Segments | Cayman | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	1,149	1,071	416
Operating Segments | Channel Islands and the UK
Segment Reporting Information [Line Items]
Assets	4,826,671	5,108,357
Provision for credit recoveries (losses)	(224)	1,379	(1,129)
Non-interest income	40,698	34,319	26,824
Net revenue before gains and losses	103,138	82,877	60,172
Gains and losses	(1,238)	43	(1,185)
Total net revenue	101,900	82,920	58,987
Total expenses	82,057	74,217	50,353
Net income	19,843	8,703	8,634
Operating Segments | Channel Islands and the UK | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	64,591	49,486	37,276
Operating Segments | Channel Islands and the UK | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	(1,927)	(2,307)	(2,799)
Operating Segments | Other
Segment Reporting Information [Line Items]
Assets	32,928	35,148
Provision for credit recoveries (losses)	0	0	0
Non-interest income	14,384	22,119	15,157
Net revenue before gains and losses	14,391	22,168	15,176
Gains and losses	(1)	(18)	1
Total net revenue	14,390	22,150	15,177
Total expenses	15,262	24,292	17,718
Net income	(872)	(2,142)	(2,541)
Operating Segments | Other | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	7	49	19
Operating Segments | Other | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Inter-segment eliminations
Segment Reporting Information [Line Items]
Assets	(525,681)	(281,020)
Provision for credit recoveries (losses)	0	0	0
Non-interest income	(5,733)	(13,430)	(8,428)
Net revenue before gains and losses	(5,733)	(13,430)	(8,428)
Gains and losses	0	0	0
Total net revenue	(5,733)	(13,430)	(8,428)
Total expenses	(5,733)	(13,430)	(8,428)
Net income	0	0	0
Inter-segment eliminations | Customer
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Inter-segment eliminations | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 0	$ 0	$ 0